[100% NO-LOAD COUNCIL LOGO]







                            C/FUNDS GROUP, INC.
                              [C/FUNDS LOGO]





                           o    C/Fund
                           o    C/Growth Stock Fund
                           o    Adams Equity Fund
                           o    C/Government Fund
                           o    C/C.A.R. Fund








                            1998 Annual Report













                   Table of Contents
                           Letter to Shareholders                     1
                           Comparative Performance                    2
                           Portfolios of Investments                  4
                           Audited Financial Statements              10
                           Notes to Financial Statements             14
                           Report of Independent Certified
                           Public Accounts                           16


                          LETTER TO SHAREHOLDERS

      Despite three consecutive years of above-average increases in stock prices, 1998 again surprised both professionals and average investors with another calendar year of total returns in excess of 20%. And again, the managers of C/Funds Group portfolios feel obliged to caution all investors that increases at these rates are not sustainable over an extended period of years.

      Our explanation is fairly simple for this excellent experience, i.e., the rise of stock prices since 1994 probably represents a one-time up-valuation that reflects two major factors that greatly influence investor behavior in general. One is the drop in inflation from the 6%+ level to at or below 1% per year currently. The other factor is the stabilization of tax rates at all levels of government. It is important to remind investors that while tax rates can indeed go lower in this climate of government budget surpluses, a further decline in inflation is now out of the question. Thus absent a major reform of our tax system that significantly lowers the tax burdens of individuals, businesses, and investors, another major one-time adjustment in share prices seems increasingly remote. This being so, it would be our expectation that stock prices will henceforth move upward at a more normal average pace nearer the historic 8-12% annual rate, albeit also likely that this kind of experience seems to us to be now more sustainable and predictable than in the past.

      The year was also notable for C/Funds Group in that its shareholders approved the liquidation of two of its fund series, namely the C/Tax Free Fund series, and the Beebe Fund series. These liquidations have been completed and regulatory requirements have been met. The decisions that led to the closing of these two funds were for different reasons. In the first instance, the managers concluded that tax-frees as a class now offered investors a relatively poor return versus the market risks looming; and in the case of the Beebe Fund, it was because of the untimely and unanticipated early death of Mr. Beebe, for which we all send heartfelt thoughts to his family and friends.

      Consistent with the excellent year in the stock markets, the C/Fund and C/Growth Stock Fund both again achieved above 20% total returns for shareholders. The Government Bond Fund and the Community Association Reserve Fund likewise had good years of NAV per share stability, while paying shareholders a monthly yield at or in excess of investments similar to the government securities in which they both invest. The Adams Equity Fund, which follows a different style of investing, after its stellar 1997 performance, was unable to achieve a favorable result in 1998.

     While the customary detailed performance data and other company and fund portfolio financials are provided to shareholders on the following pages, we wish to point out one actual, historical experience which we believe is more revealing than all the statistics put together. In March, 1985, Mr. Howard Sievers of Venice, Florida invested $5,000 in the then Caldwell Fund, which today is called the C/Fund. He neither added to, nor withdrew any money or dividends from, the account from that date through December 31, 1998. His statement as of February 3, 1999 showed the total value of his $5,000 investment to be $29,074.35! Need we tell anyone that this is just under six times the value of his original investment? Enough said for buying and holding through all markets, good and bad. Congratulations, Howard, and we are pleased to give you a great big public thank you for allowing us to tell your story and for your confidence in what we do.

     As always, we wish to thank all staff members, shareholders, directors and officers for their contribution to the company's success this past year.


Respectfully Submitted:
R. G. "Kelly" Caldwell, Jr.
President
February 25, 1999


C/Fund
Illustration of a $10,000 Investment
[graphic]


C/Growth Stock Fund
Illustration of a $10,000 Investment
[graphic]


Adams Equity Fund
Illustration of a $10,000 Investment
[graphic]

C/Government Fund
Illustration of a $10,000 Investment
[graphic]


C/Community Association Reserve Fund
Illustration of a $10,000 Investment
[graphic]


Performance Summary
As of December 31, 1998


                                                                    Since
                                  1 Year     5 Year   10 Year   Inception
          C/Fund                  21.39%     16.31%    14.39%      13.63%
          C/Growth Stock Fund     21.25%     23.35%       n/a      12.54%
          Adams Equity Fund       -8.35%        n/a       n/a       9.57%
          C/Government Fund        7.89%      6.22%       n/a       6.35%
          C/C.A.R. Fund            5.70%      6.08%       n/a       5.75%

                                  C/FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1998

                                  Shares      Value
EQUITIES 77.4%
Automotive(2.7%)
   Ford Motor Company              2,000   $117,500
   General Motors                  2,000    140,625
                 Sector Total               258,125
Building Supplies(1.9%)
   Home Depot                      3,000    183,562
Chemicals(12.3% )
   American Home Products          4,000    225,500
   Bristol Myer Squibb             2,000    266,125
   Colgate Palmolive               2,000    186,875
   Dow Chemical                    1,000     91,000
   DuPont                          1,500     84,562
   Merck                           1,000    147,688
   Proctor & Gamble                1,500    138,469
   Union Carbide Corp.               875     37,406
                 Sector Total             1,177,625
Communications (0.8%)
   AT&T                            1,000     76,375
Computer/Office Equipment (3.95)
   IBM                             2,000    370,625
Diversified Investment Trust (10.6%)
   Diamonds Trust Series 1        11,000  1,014,750
Diversified Manufacturing (1.5%)
   Minnesota Mining &              2,000    147,875
   Manufacturing
Eating & Drinking Places (0.7%)
   McDonald's                        875     67,922
Electronics (4.5%)
   General Electric                1,500    152,719
   Hewlett Packard                   875     60,047
   Lucent Technologies             2,000    220,875
                 Sector Total               433,641
Financial (2.6%)
   American Express                  875     90,563
   Citigroup Inc.                  1,312     65,600
   J. P. Morgan                      875     92,750
                 Sector Total               248,913
Food (7.8%)
   Archer-Daniels-Midland          8,244    139,118
   Coca Cola Co.                   1,225     81,922
   Lancaster Colony Corp.          3,000     96,000
   PepsiCo                         4,000    163,000
   Philip Morris                   5,000    269,687
                 Sector Total               749,727
Food Stores (2.0%)
   Albertsons                      3,000    191,250
Health Care (1.8%)
   Johnson & Johnson                 875     73,500
   Gillette                        2,000     96,750
                 Sector Total              $170,250

                                  C/FUND
                   PORTFOLIO OF INVESTMENTS (CONTINUED)
                             December 31, 1998

                                  Shares      Value
Industrial Machinery (3.5%)
   Black & Decker                  3,000   $170,625
   Caterpillar, Inc.               1,500     70,875
   Parker Hannefin Corp.           3,000     97,125
                 Sector Total               338,625
Instruments (2.8%)
   Eastman Kodak                   2,000    145,125
   Emerson Electric                2,000    124,875
                 Sector Total               270,000
Leisure/Entertainment (0.8%)
   Walt Disney Co.                 2,625     78,914
Metal (0.7%)
   ALCOA                             875     65,461
Paper (1.5%)
   International Paper Co.           875     39,320
   Kimberly-Clark                  2,000    108,750
                 Sector Total               148,070
Petroleum & Coal (5.05)
   Amoco                           2,000    116,000
   Chevron Corp.                     875     72,625
   Exxon Corp.                     4,000    293,750
                 Sector Total              482,375
Railroad (1.4%)
   CSX Corp.                       1,000     41,500
   Union Pacific                   2,000     90,500
                 Sector Total               132,000
Retail (4.3%)
   Sears. Roebuck                  2,000     85,500
   Wal-Mart                        4,000    325,750
                 Sector Total               411,250
Rubber & Plastics (0.55)
   Goodyear Tire & Rubber            875     44,133
Transportaiton Equipment (2.2%)
   Allied Signal                   1,500     66,750
   Boeing Co.                      1,500     49,312
   United Technologies               825     90,183
                 Sector Total               206,245
Transportation Services (1.65)
   GATX Corp.                      4,000    152,000

TOTAL EQUITIES (77.4%)                    7,419,713
GOVERNMENTS (13.5%)
     U. S. Treasury Notes 8%   1,200,000  1,289,250
     due 05/15/2001
CASH AND EQUIVALENTS (9.1%)                 874,911
TOTAL INVESTMENTS (100%)                 $9,583,874


                            C/GROWTH STOCK FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1998

                                  Shares      Value
EQUITIES 83.4%
Apparel & Textiles (0.6%)
   Abercrombie & Fitch A              200   $14,175
   Buckle & Co, Inc.                  200     4,775
                  Sector Total               18,950
Automotive (1.1%)
   Autozone, Inc.                   1,000    33,000
Building Supplies (3.9%)
   Home Depot                       2,000   122,375
Business Services (7.3%)
   America Online                     400    58,700
   H B O & Co.                        200     5,750
   Keane Inc.                         200     8,000
   Metris Companies                 1,000    49,875
   Omnicom Group, Inc.                500    28,875
   Robert Half, International, Inc.   500    22,313
   Triad Guaranty Inc.              2,100    46,331
   Excite Inc.                        200     8,537
                  Sector Total              228,381
Chemicals (2.5%)
   Biogen                             200    16,463
   Centocor Inc.                      200     9,025
   Medco Research                   2,000    52,250
                  Sector Total               77,738
Communication (0.5%)
   Airtouch Communications            200    14,513
Computer & Networking Euqipment (18.85)
   Ascend Communications              200    13,088
   3COM Corp                          200     9,025
   Cisco Systems                    1,500   139,313
   Compaq Computer                  3,200   135,600
   Crystal Systems Solutions        4,400    45,100
   Dell Computer                      200    14,613
   Gateway                            200    10,250
   International Business Machines    800   148,250
   Legato Systems                     200    13,275
   Lucent                             200    22,087
   Lexmark International              200    19,662
   Sun Microsystems                   200    17,212
                  Sector Total              587,475
Eating & Drinking Places (0.3%)
     Papa John's International        200     8,825
Electronics (8.3%)
   American Power Conversion        3,000   145,313
   ADC Telecommunications            2000     7,000
   DSP Communications               3,000    45,000
   Radica Games Ltd.                3,000    41,625
   Sanmina                            200    12,412
   Vitessa Semiconductor              200     9,050
                  Sector Total              260,400
Financial (5.9%)
   Americredit Corp.                3,400    46,113
   Commercial Bankshares            3,150    72,450
   Countrywide Credit               1,300    65,406
                  Sector Total             $183,969

                            C/GROWTH STOCK FUND
                   PORTFOLIO OF INVESTMENTS (CONTINUED)
                             December 31, 1998

                                  Shares      Value
Food Stores (1.7%)
   Food Lion                        5,000   $52,812
Furniture (3.0%)
   Hillenbrand Industries           1,500    85,313
   Bed, Bath & Beyond                 200     6,875
                  Sector Total               92,188
Industrial Machinery & Equipment (0.5%)
   EMC Corporation                    200    17,000
Instruments (6.25)
   Guidant Corp.                      400    43,775
   Genentech Inc Spl Com              200    15,937
   Sofamor/Danek Group                200    24,350
   Stryker Corp.                    2,000   110,125
                  Sector Total              194,187
Insurance (3.0%)
   American International Group       300    28,913
   Express Scripts "A"                200    13,100
   Medical Assurance                  200     6,625
   Prepaid Legal Services           1,400    46,112
                  Sector Total               94,750
Leisure/Entertainment (4.6%)
   Carnival Corp Class 'A'          2,000    96,125
   Steiner Leisure LTD              1,500    47,812
                  Sector Total              143,937
Metal (1.6%)
   Omniquip International           3,400    51,000
Retail (2.3%)
   C D W Computer Centers             200    19,450
   Kohls Corp.                        200    12,287
   Wal-Mart Stores                    500    40,719
                  Sector Total               72,456
Software (9.6%)
   BMC Software                       200     8,900
   Computer Associates              1,500    64,031
   Check Point Software             1,100    50,050
   Compuware Corp.                    200    15,625
   Citrix Systems                     200    19,475
   Microsoft                          200    27,825
   Neomagic Corp.                   2,000    44,125
   PeopleSoft                         200     3,788
   Summit Design, Inc.              5,200    47,450
   Tech Data Corp.                    200     8,200
   Veritas Software                   200    12,000
                  Sector Total              301,469
Special Trade Contractor (1.7%)
   Cal Dive International           2,600    53,950

TOTAL EQUITIES (83.4%)                    2,609,375
CASH AND EQUIVALENTS (16.6%)                518,256
TOTAL INVESTMENTS (100%)                 $3,127,631


                             ADAMS EQUITY FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1998

                                  Shares     Value
EQUITIES 98.5%
Automotive (15.1%)
   Daimler Chrysler Benz             500   $47,969
   Kellstrom Industries            3,000    84,750
                  Sector Total             132,719
Building Contractors (6.4%)
   Standard Pacific Corp           4,000    56,500
Business Services (10.8%)
   Barra, Inc.                     1,500    35,062
   Investors Financial Service     1,000    60,625
                  Sector Total              95,687
Computers & Technology (2.1%)
   Trans-Lux                       2,000    18,250
Diversified Manufacturing (2.5%)
   Leggett & Platt Inc             1,000    21,750
Electronics (14.8%)
   C and D Technologies            2,700    70,200
   Del Global Technologies         4,000    46,000
   Porta Systems Inc.              7,000    14,000
                  Sector Total             130,200
Financial (6.9%)
   Conseco, Inc.                   2,000    61,125
Industrial Machinery (9.4%)
   DT Industries                   2,000    31,500
   Gleason Corp                      500     9,063
   Nortek Inc.                     1,500    42,562
                  Sector Total              83,125
Metal (9.0%)
   Amcast                          2,500    47,813
   Wyman Gordon                    3,000    31,312
                 Sector Total               79,125
Paper (10.3%)
   Drypers Corp                    9,000    29,250
   Shorwood Packaging Co.          3,000    61,313
                  Sector Total              90,563
Rubber & Plastics (7.5%)
   Wynn's International Inc.       3,000    66,000
Transportation Equipment (3.7%)
   R&B Inc.                        4,000    32,750

TOTAL EQUITIES (98.5%)                     867,794
CASH AND EQUIVALENTS (1.5%)                 12,923
TOTAL INVESTMENTS (100%)                  $880,717



                             C/GOVERNMENT FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1998

                               Par Value      Value
GOVERNMENTS (92.7%)
   U.S. Treasury Notes 11.75%    500,000   $570,781
        due 02/15/2001
   U.S. Treasury Notes 5.875%    500,000    506,406
        due 02/15/2000
   U.S. Treasury Notes 5.875%  1,000,000  1,055,000
        due 02/15/2004
   U.S. Treasury Notes 6.25%   1,000,000  1,057,188
        due 02/15/2003
   U.S. Treasury Notes 6.25%   1,000,000  1,050,938
        due 08/31/2002
   U.S. Treasury Notes 6.5%    1,000,000  1,109,375
        due 10/15/2006
   U.S. Treasury Notes 6.5%    1,000,000  1,095,625
        due 05/15/2005
   U.S. Treasury Notes 6.75%     500,000    505,156
        due 06/1999
   U.S. Treasury Notes 7.625%  1,000,000  1,080,625
        due 02/15/2007
   U.S. Treasury Notes 8% due  1,000,000  1,074,375
        05/15/2001

TOTAL GOVERNMENTS (92.7%)                 9,105,469
CASH AND EQUIVALENTS (7.3%)                 717,478
TOTAL INVESTMENTS (100%)                 $9,822,947






                   C/COMMUNITY ASSOCIATION RESERVE FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1998

                               Par Value      Value
GOVERNMENTS (93.0%)
   U.S. Treasury Notes 5.875%     50,000    $50,156
        due 03/31/1999
   U.S. Treasury Notes 6.00%     150,000    151,500
        due 10/15/1999
   U.S. Treasury Notes 6.875%    200,000    205,188
        due 03/31/2000
   U.S. Treasury Notes 7.00%     150,000    150,984
        due 04/15/1999
   U.S. Treasury Notes 8.00%     100,000    107,438
        due 05/15/2001

TOTAL GOVERNMENTS (93.0%)                   665,266
CASH AND EQUIVALENTS (7.0%)                  49,700
TOTAL INVESTMENTS (100%)                   $714,966


                          C/FUNDS GROUP, INC.
                 STATEMENTS OF ASSETS AND LIABILITIES
                           December 31, 1998

                                                              C/Comm
                                                               unity
                                                             Associa
                                        C/Growth   C/Govern     tion     Adams
                                           Stock       ment  Reserve    Equity
                               C/Fund      Fund        Fund     Fund      Fund

Securities at Cost         $6,337,453 $2,095,215 $9,547,012 $711,271  $834,294

ASSETS
Securities value           $9,583,875 $3,127,631 $9,822,947 $714,966  $880,717
Receivables
   Dividends & interest        20,449      2,703    163,301    9,529       555
   Investment securities
        sold                        0         22          0        0     8,778
                            9,604,323  3,130,356  9,986,248  724,495   890,050
LIABILITES
Advisor fee & other
     payables                   5,103      1,716      3,693      263       492
Investment securities
     purchased                739,150     46,910          0        0         0
                              744,253     48,626      3,693      263       492

NET ASSETS APPLICABLE TO OUTSTANDING SHARES

                           $8,860,070 $3,081,730 $9,982,555 $724,232  $889,558

CAPITAL SHARES                372,377    194,538    975,821   72,179    69,830

NET ASSET VALUE PER SHARE      $23.79     $15.84     $10.23   $10.03    $12.74



                          C/FUNDS GROUP, INC.
                       STATEMENTS OF OPERATIONS
                 For the Year Ending December 31, 1998

                                                              C/Comm
                                                               unity
                                                             Associa
                                        C/Growth   C/Govern     tion     Adams
                                           Stock       ment  Reserve    Equity
                               C/Fund       Fund       Fund     Fund      Fund

INVESTMENT INCOME
Dividends                    $103,611    $14,858         $0       $0    $8,593
Interest                      130,451     18,647    489,519   51,105     2,250
                              234,062     33,505    489,519   51,105    10,843
OPERATING EXPENSES
Investment advisory fee        79,410     27,174     38,399    4,120    12,214
Professional fees              13,966      4,177      3,998      776     2,033
Registration fees               2,778        810        728       77       380
Custodian fees                 27,069      9,845     26,070    2,518     3,922
Directors fees                  6,484      2,166      1,692      215     1,091
Printing                          684        522        492       86       235
Miscellaneous                   2,958      1,039        939      105       465
                              133,349     45,733     72,318    7,897    20,340

NET INVESTMENT INCOME (LOSS)  100,713   (12,228)    417,201   43,208   (9,497)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in unrealized appreciation (depreciation) in value of investments
    for the year            1,108,922    414,834    222,195    (354) (144,540)
Net realized gain (loss) on investments
                              335,753    132,755          0     437   (12,064)

NET GAIN (LOSS) ON INVESTMENTS
                            1,444,675    547,589    222,195      83  (156,604)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FORM OPERATIONS
                           $1,545,888   $535,361   $639,396 $43,291 ($166,101)


                          C/FUNDS GROUP, INC.
                  STATEMENTS OF CHANGES IN NET ASSETS
                 For the Year Ending December 31, 1998

                                                             C/Comm
                                                              unity
                                                            Associa
                                      C/Growth   C/Govern      tion      Adams
                                         Stock       ment   Reserve     Equity
                            C/Fund        Fund       Fund      Fund       Fund

INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income (loss)
                          $100,713   ($12,228)   $417,201   $43,208   ($9,497)
Net realized gain (loss) on investments
                           335,753     132,755          0       437   (12,064)
Unrealized appreciation (depreciation) in value of investments for the year
                         1,108,922     414,834    222,195     (354)  (144,540)
Net increase (decrease) in net assets from operations
                         1,545,388     535,361    639,396    43,291  (166,101)

DISTRIBUTIONS TO SHAREHOLDERS
Investment income - net   (99,926)          0  (417,200)  (43,207)          0
Net realized gain on investments
                         (334,943)   (132,387)          0         0          0
                         (434,869)   (132,387)  (417,200)  (43,207)          0

CAPITAL SHARE TRANSACTIONS
Shares sold              1,814,668     328,020  8,532,493   475,625    164,405
Reinvested distributions   416,606     127,950    363,296    43,207          0
Shares redeemed        (1,619,121)   (318,564)(3,678,135) (648,518)  (385,388)
                           612,153     137,406  5,217,654  (129,686) (220,983)

Net increase (decrease) in net assets
                        $1,722,672   $540,380 $5,439,850 ($129,602) ($387,084)

NET ASSETS
Beginning of year        7,137,398  2,541,350  4,542,705    853,834  1,276,642
End of year             $8,860,070 $3,081,730 $9,982,555   $724,232   $889,558

UNDISTRIBUTED INVESTMENT GAIN (LOSS)
                            $2,755       $358  ($163,912)      $180  ($16,601)



                          C/FUNDS GROUP, INC.
                  STATEMENTS OF CHANGES IN NET ASSETS
                 For the Year Ending December 31, 1997

                                                            C/Comm
                                                             unity
                                                           Associa
                                     C/Growth   C/Govern      tion       Adams
                                        Stock       ment   Reserve      Equity
                           C/Fund        Fund       Fund      Fund        Fund

INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income (loss)
                          $77,409   ($15,997)   $254,823   $43,474    ($8,178)
Net realized gain (loss) on investments
                          190,158     326,059          3       486     (4,536)
Unrealized appreciation (depreciation) in value of investments for the year
                          882,869     206,979     60,849     (288)     156,438
Net increase in net assets from operations
                        1,150,436     517,041    315,675    43,672     143,724

DISTRIBUTIONS TO SHAREHOLDERS
Investment income - net  (82,342)    (25,711)  (254,824)  (43,818)           0
Net realized gain on investments
                        (185,102)   (284,311)          0         0           0
                        (267,444)   (310,022)   (254,824)  (43,818)          0
CAPITAL SHARE TRANSACTIONS
Shares sold             1,360,777     140,465   3,195,844   641,261    972,475
Reinvested distributions  258,335     295,689     221,437    43,818          0
Shares redeemed         (786,612)   (313,644) (3,672,863) (379,259)    93,349)
                          832,500     122,510   (255,582)   305,820    879,126

Net increase (decrease) in net assets
                       $1,715,492    $329,529  ($194,731)  $305,674 $1,022,850
NET ASSETS
Beginning of year       5,421,906   2,211,821  4,737,436    548,160    253,792
End of year            $7,137,398  $2,541,350 $4,542,705   $853,834 $1,276,642

UNDISTRIBUTED INVESTMENT GAIN (LOSS)
                           $1,159         $41 ($163,912)         $0   ($4,536)


                            C/FUNDS GROUP, INC.
    SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS (1) For the Periods Ended December 31, 1998, 1997, 1996, 1995, and 1994


                                    Net    Dis
                                    Rea  tribu
                                  lised  tions
                             Dis    and   from                      Net
                           tribu  Unrea    Net       Dis          Asset
                           tions  lized    Rea     tribu          Value    Net
                      Net   from   Gain  lized     tions             at  Asset
             Opera Invest    Net (Loss)  Gains      from          Begin  Value
     Invest   ting   ment Invest     on     on    Return   Total   ning    End
       ment Expe Income ment Invest Invest of Cap Net of of Income nses (Loss) Income ments ments ital Change Period Period

C/Fund
1998    .66  (.38)    .28  (.72)   4.12  (.50)       .00    3.18 $20.61 $23.79
1997    .60  (.36)    .24  (.26)   3.50  (.58)       .00    2.90  17.71  20.61
1996    .53  (.34)    .19  (.19)   2.56 (1.58)   (6)(.10)    .88  16.83  17.71
1995    .50  (.29)    .21  (.21)   3.42  (.54)       .00    2.88  13.95  16.83
1994    .59  (.25)    .34  (.36)  (.55)  (.49)   (6)(.06) (1.12)  15.07  13.95

C/Growth Stock Fund
1998    .18  (.24)  (.06)   .00    2.96  (.71)       .00    2.19 $13.65 $15.84
1997    .16  (.26)  (.10)  (.15)   3.20 (1.68)       .00    1.27  12.38  13.65
1996    .18  (.23)  (.05)    .00   2.24 (1.08)  (6)(.01)    1.10  11.28  12.38
1995    .22  (.20)    .02  (.02)   2.13  (.19)       .00    1.94   9.34  11.28
1994(4) .18  (.19)  (.01)  (.01)  (.90)     0   (6)(.01)   (.93)  10.27   9.34

C/Government Fund
1998    .64  (.10)    .54  (.55)    .22   .00        .00     .22 $10.01 $10.23
1997    .67  (.10)    .57  (.57)    .14   .00        .00     .14   9.87  10.01
1996    .66  (.10)    .56  (.56)  (.15)   .00        .00   (.15)  10.02   9.87
1995    .64  (.10)    .54  (.54)    .58   .00        .00     .58   9.44  10.02
1994    .53  (.09)    .44  (.44)  (.47)   .00   (6)(.02)   (.49)   9.93   9.44

C/Community Association Reserve Fund(5)
1998    .62  (.10)    .52  (.52)    .03   .00        .00     .03 $10.00 $10.03
1997    .61  (.05)    .56  (.60)    .04   .00        .00     .00  10.00  10.00
1996    .58   .00     .58  (.58)    .00   .00        .00     .00  10.00  10.00
1995    .60   .00     .60  (.60)    .00   .00        .00     .00  10.00  10.00
1994    .59   .00     .59  (.59)    .00   .00        .00     .00  10.00  10.00

Adams Equity Fund
1998    .12  (.23)  (.11)    .00 (1.05)   .00        .00  (1.16) $13.90 $12.74
1997    .13  (.23)  (.10)    .00   2.18   .00        .00    2.08  11.82  13.90
1996    .17  (.15)    .02    .00   2.62 (.64)        .00    2.00   9.82  11.82
1995(2)(3).06(.03)    .03  (.02)  (.19)   .00        .00   (.18)  10.00   9.82

(1)Selected data for a share of capital stock outstanding throughout the year.
(2)Inception of fund is October, 1995.
(3)Ratio of operating expenses to average net assets has been annualized.
(4)Adjusted to reflect elimination of expense reimbursement from Advisor.
(5)See Footnote I.
(6)Fund paid dividend by return of principal.


                            C/FUNDS GROUP, INC.
    SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS (1) For the Periods Ended December 31, 1998, 1997, 1996, 1995, and 1994


                                 Net
              Operating   Investment                    Shares
               Expenses    Income to   Portfolio   Outstanding
             to Average      Average    Turnover     at End of
             Net ASsets   Net Assets        Rate        Period
C/Fund
     1998         1.68%        1.27%      17.58%       372,377
     1997         1.79%        1.24%      10.28%       346,376
     1996         1.90%        1.05%      11.38%       306,141
     1995         1.85%        1.36%       5.46%       258,646
     1994         1.83%        2.53%      23.84%       272,891

C/Growth Stock Fund
     1998         1.68%       (.45%)      88.47%       194,538
     1997         1.81%       (.68%)      51.11%       186,130
     1996         1.90%       (.45%)       4.26%       178,680
     1995         1.85%         .20%      16.46%       184,398
     1994(4)      1.87%       (.16%)      37.23%       147,699

C/Government Fund
     1998         .96%         5.55%        .00%       975,821
     1997        1.01%         5.74%      22.05%       453,930
     1996        1.02%         5.60%      59.95%       479,954
     1995         .99%         5.54%     124.70%       396,280
     1994        1.15%         5.75%     122.48%       554,009

C/Community Association Reserve Fund(5)
     1998         .96%         5.28%      14.20%        72,179
     1997         .14%         6.21%      52.64%        85,402
     1996         .00%         5.83%       9.61%        54,820
     1995         .00%         5.96%      41.35%        42,960
     1994         .00%         8.76%        .00%         5,875

Adams Equity Fund
     1998        1.70%        (.79%)      70.86%        69,830
     1997        1.74%        (.75%)      48.17%        91,852
     1996        1.36%          .18%      65.00%        21,468
     1995(2)(3)  1.16%          .32%        .00%        14,935

(1)Selected data for a share of capital stock outstanding throughout the year.
(2)Inception of fund is October, 1995.
(3)Ratio of operating expenses to average net assets has been annualized.
(4)Adjusted to reflect elimination of expense reimbursement from Advisor.
(5)See Footnote I.

                            C/FUNDS GROUP, INC.
               C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND,
           C/COMMUNITY ASSOCIATION RESERVE FUND, AND ADAMS EQUITY FUND
                       NOTES TO FINANCIAL STATEMENTS
                             December 31, 1998

NOTE A - ORGANIZATION
C/FUNDS Group, Inc. (the Company), formerly Caldwell Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment company. Effective July 2, 1985, C/FUNDS Group, Inc., shares were registered under Section 8(a) of the Securities Act of
1933. The Caldwell Fund was the only fund offered by the Company through June, 1992. Effective July, 1992, four new funds were made available and
the  Caldwell  Fund  was renamed C/Fund. The Adams Equity  Fund   was  made
available in October, 1995. Effective December, 1997, an additional fund, the Beebe Fund, was made available. In December, 1998, the C/Tax-Free Fund and the Beebe Fund were closed. A separate Financial Statement is available for these closed funds. The primary investments of the five open funds are listed as follows:

     FUNDS                                   PRIMARY INVESTMENTS
     C/Fund                                  Stocks and Fixed Income
     formerly Caldwell Fund                  Securities

     C/Growth Stock Fund                     Common Stocks or Equivalents
     formerly Caldwell Growth Stock Fund

     C/Government Fund                       Obligations of the U.S.
     formerly Caldwell Government Fund       Government

     C/Community Association Reserve Fund    Obligations of the U.S.
     formerly Caldwell Community             Government
     Association Reserve Fund

     Adams Equity Fund                      Stocks

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuation - Investments in securities traded on a national exchange are stated at the last reported sales price on the day of valuation; other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

Investment Income - Dividend income is recorded as of the ex-dividend date.
Interest  income  is  recognized  on  the  accrual  basis.   Discounts and
premiums on securities purchased are not amortized over the life of the respective security. Realized gains and losses are determined on the identified cost basis.

Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.

Income Tax Status - No provision for income taxes is included in the accompanying financial statements as the Company regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies.

Security Transactions - The Company follows industry practice and records security transactions on the trade date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

NOTE C - INVESTMENT ADVISORY AGREEMENT
Each fund has a written agreement (the "Agreements") for management and investment advisory services with Omnivest Research Corporation (the "Advisor") which is owned 100% by Trust Companies of America, Inc. (TCA), which is controlled by its President and his family. The Agreements provide for advisor fees to be computed on the average daily net asset value. Under terms of the agreements, each Fund's total expenses cannot exceed 2% of the Fund's average daily net asset value in any one year. Expenses in excess of 2% shall be paid by the Advisor. Annual percentage rates provided by the Agreements in computing investment advisory fees and the fees incurred in 1998 are as follows:

                                              ANNUAL    INVESTMENT
                 FUND                        % RATE   ADVISORY FEES
       C/Fund                                   1.0         $79,410
       C/Growth Stock Fund                      1.0          27,174
       C/Government Fund                         .5          38,399
       C/Community Association Reserve Fund      .5           4,120
       Adams Equity Fund                        1.0          12,214


                            C/FUNDS GROUP, INC.
                C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND,
          C/COMMUNITY ASSOCIATION RESERVE FUND, AND ADAMS EQUITY FUND
                       NOTES TO FINANCIAL STATEMENTS
                             December 31, 1998

NOTE D - FUND SHARE TANSACTONS AND DISTRIBUTIONS
As of December 31, 1998 and 1997 there were 5,000,000 shares of .01 par value  capital shares  authorized.  Transactions  of  the Funds were as follows:
                                                            C/Comm
                                                             unity
                                                           Associa
                                     C/Growth   C/Govern      tion       Adams
                                        Stock       ment   Reserve      Equity
                           C/Fund        Fund       Fund      Fund        Fund

Period ended December 31, 1998
Shares sold                80,660      22,220    849,231    47,089      11,757
Reinvested distributions   17,565       8,078     35,803     4,304           0
Shares redeemed          (72,224)    (21,890)  (363,143)  (64,616)    (33,779)
Net increase (decrease)    26,001       8,408    521,891  (13,223)    (22,022)

Period ended December 31, 1997
Shares sold                67,712      10,049    323,575   64,126       76,975
Reinvested distributions   12,551      21,662     22,449    4,382            0
Shares redeemed          (40,028)    (24,261)  (372,048) (37,926)      (6,591)
Net increase (decrease)    40,235       7,450  (26,024)    30,582       70,384

NOTE E - INVESTMENT TRANSACTIONS
Purchases and sales of investment securities and the accumulated unrealized gain (loss) of the funds were as follows for 1998:

                                                            C/Comm
                                                             unity
                                                           Associa
                                     C/Growth   C/Govern      tion       Adams
                                        Stock       ment   Reserve      Equity
                           C/Fund        Fund       Fund      Fund        Fund
Common Stocks
    Purchases          $2,220,935  $2,067,972         $0        $0    $818,287
    Sales                 756,412   2,155,650          0         0   1,063,314
Municipal Bonds
    Purchases                   0           0          0         0           0
    Sales                       0           0          0         0           0

U.S. Government Obligations
    Purchases                   0           0  5,219,524   106,548           0
    Sales                 586,340           0          0   250,194           0

Unrealized appreciation (depreciation) of securities
                       $3,246,421  $1,032,416   $275,935    $3,695     $46,423

NOTE F - TRANSACTIONS WITH AFFILIATES
In addition to the investment advisory fees discussed in NOTE C, the Funds pay fees to other related entities, all of which are 100% owned by TCA,
primarily   for  custodianship  of  assets  and  computer  processing   and
programming. Total fees paid to TCA subsidiaries for services other than investment advising aggregated approximately $73,600 for 1998.

The number of shares held by the President of the Company, employees of the Advisor, and other affiliated persons at December 31, 1998 are as follows:
                           SHARES          VALUE
C/Fund                     39,218       $933,000
C/Growth Stock Fund         7,359       $116,569
C/Government Fund          23,770       $243,165
Adams Equity Fund          15,818       $201,517

NOTE G - MARKET RISK
The Fund is exposed to credit risk on the amount invested in marketable securities. The maximum amount of loss the Fund would incur is limited to the amount recorded in the 1998 financial statements. The Fund does not hold any collateral on the marketable securities. This exposure to risk is customary for all entities which have invested in financial instruments.

NOTE H - BROKER ALLOCATIONS
The placement of orders for the purchase and sale of portfolio securities is made under the control of the Advisor, subject to the overall supervision of the Board of Directors. The Advisor is permitted to and does select broker-dealer firms, which provide economic, corporate, and investment research service. Commissions paid to firms supplying such research include the cost of such services. The value of such services, for the Company, aggregated $40,957 for the year ended December 31, 1998.

NOTE I - C/COMMUNITY ASSOCIATION RESERVE FUND
Through 1997, the investment advisor absorbed substantially all investment expenses of the C/C.A.R. Fund, including their advisory fees. In addition, the advisor guaranteed a $10 per share value. Since inception, an asset or liability to the investment advisor was accrued by the C/C.A.R. Fund to the extent necessary to maintain the $10 per share value. At December 31, 1997 the fund reflected a $3,732 liability to the investment advisor. Effective February 13, 1998 the Fund began calculating its NAV at actual and the Fund's liability to the investment advisor was forgiven. Appropriate adjustments were made to net assets and to shareholder accounts.


                           REPORT OF INDEPENDENT
                       CERTIFIED PUBLIC ACCOUNTANTS




To The Shareholders and Board of Directors
C/FUNDS Group, Inc.
Venice, Florida


We have audited the statements of assets and liabilities, including the portfolio of investments, of the C/Fund, C/Growth Stock Fund, C/Government Fund, C/Community Association Reserve Fund, and Adams Equity Fund (five of the portfolios constituting the C/FUNDS Group, Inc.) as of December 31, 1998, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the two periods in the period then ended, and the selected per share data and ratios for each of the five periods in the period then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian, and examination of supporting documentation for unsettled security purchases. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the C/Fund, C/Growth Stock Fund, C/Government Fund, C/Community Association Reserve Fund, and Adams Equity Fund portfolios of the C/FUNDS Group, Inc. as of December 31, 1998, the results of their operations for the period then ended, the changes in their net assets for each of the two periods in the period then ended, and the selected per share data and ratios for each of the five periods in the period then ended, in conformity with generally accepted accounting principles.

GREGORY, SHARER & STUART


St. Petersburg, Florida
January 22, 1999






                            Investment Advisor
                       Omnivest Research Corporation
                           250 Tampa Avenue West
                             Venice, FL  34285
                              (941) 493-4295




                                 Custodian
                          Caldwell Trust Company
                          201 Center Road Suite 2
                             Venice, FL  34292
                              (941) 493-3600




                                 Auditors
                          Gregory Sharer & Stuart
                       Certified Public Accountants
                          100 Second Avenue South
                      St. Petersburg, FL  33701-4383
                              (727) 821-6161




                         Investment Advisory Board
                    Arthur B. Laffer, Ph.D., Economist
                         Alan Reynolds, Economist
                           Alvin Moscow, Author
                    Ted C. Van Antwerp, Philanthropist
                      Willet J. Worthy, Jr., Vintner
                     Manuel Johnson, Ph.D., Economist
                    Charles G. Callard, Research Analyst
                  Christopher J. Pecheux, Research Analyst







   This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.